6. CASH AND CASH EQUIVALENTS (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts	R$ 722.8		R$ 1,670.2
Cash and cash equivalents	4,869.6		6,010.8
USD
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts	118.9	$ 525.1
Cash equivalents	422.3		803.5
USD | Fixed term deposit [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents	R$ 0.0		66.2
Average rate (p.a.)	0.00%
USD | Overnight [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents	R$ 401.1	$ 645.6
Average rate (p.a.)	0.54%
Brazil
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts	R$ 97.4		135.0
Cash equivalents	3,724.5		3,537.1
Brazil | Investment funds [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents	R$ 3.7		5.3
Average rate (p.a.)	1.80%
Brazil | Savings account [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents	R$ 0.0		4.0
Average rate (p.a.)	2.56%
Brazil | Bank deposit certificates [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents	R$ 3,720.8		R$ 3,527.8
Average rate (p.a.)	5.75%
Euro Member Countries, Euro
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts	R$ 52.8			€ 181.8
Other currencies
Disclosure of fair value measurement of assets [line items]
Cash and bank accounts	453.7				£ 828.3
Other currencies | Fixed term deposit [Member]
Disclosure of fair value measurement of assets [line items]
Cash equivalents	R$ 21.2				£ 91.7
Average rate (p.a.)	2.68%